Taxes - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Taxes
Deferred tax assets (liabilities)	$ (1,301,790)	$ (86,856)	$ (1,825,605)	$ 6,034,706
Ecopetrol USA Inc.
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	60,568	339,950
Refineria De Cartagana [Member]
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration	1,916,114	1,871,732
ISA Interchile
Taxes
Operating loss carryforwards, subject to expiration	$ 933,113	1,104,625
Invercolsa S.A.
Taxes
Deferred tax asset attributable to deductible operating loss carryforwards	12 years
Operating loss carryforwards, subject to expiration	$ 16,112	17,524
Ruta de la Araucana and Transamerican
Taxes
Operating loss carryforwards, subject to expiration	45,147	111,273
Ruta Costera
Taxes
Operating loss carryforwards, subject to expiration	174,855	84,964
Internexa Chile
Taxes
Operating loss carryforwards, subject to expiration	16,062
Ruta del Maipo
Taxes
Operating loss carryforwards, subject to expiration	759,609	1,000,632
Ruta del Loa
Taxes
Operating loss carryforwards, subject to expiration	30,057	27,472
Loans
Taxes
Deferred tax assets (liabilities)	192,923	8,707,743
Loss carry forwards
Taxes
Deferred tax assets (liabilities)	5,519,519	6,497,845
Deferred tax asset (liability)	$ 5,519,519	6,497,845
Deferred tax asset attributable to deductible operating loss carryforwards	20 years
Operating loss carryforwards, subject to expiration	$ 1,499,997	1,887,805
Provisions
Taxes
Deferred tax assets (liabilities)	5,063,332	3,712,239
Other assets
Taxes
Deferred tax assets (liabilities)	689,369	1,144,097
Employee benefits
Taxes
Deferred tax assets (liabilities)	3,623,801	963,558
Accounts payable
Taxes
Deferred tax assets (liabilities)	(60,255)	54,611
Goodwill
Taxes
Deferred tax assets (liabilities)	(603,445)	(604,350)
Intangibles
Taxes
Deferred tax assets (liabilities)	(1,208,349)	(1,573,224)
Other
Taxes
Deferred tax assets (liabilities)	(387,146)	(182,419)
Other liabilities
Taxes
Deferred tax assets (liabilities)	(3,429,662)	(2,887,670)
Accounts receivable
Taxes
Deferred tax assets (liabilities)	(3,766,299)	(4,558,699)
Property plant and equipment and Natural and environmental resources
Taxes
Deferred tax assets (liabilities)	$ (6,935,578)	$ (11,360,587)